Additional Financial Information of Parent Company	12 Months Ended
Dec. 31, 2023
Condensed Financial Information Disclosure [Abstract]
Additional Financial Information of Parent Company

Additional Financial Information of Parent Company — Financial Statements Schedule I

Jupai Holdings Limited

Financial Information of Parent Company

Condensed Balance Sheets

(In RMB except for share data)

	As of December 31,
	2022	2023	2023
	RMB	RMB	USD
ASSETS
Cash and cash equivalents	13,829,761	(227)	(32)
Other current assets	785,246	1,134,365	159,772
Total current assets	14,615,007	1,134,138	159,740
Investment in subsidiaries and VIE	658,901,691	637,819,558	89,835,006
Loan to subsidiaries	200,190,258	211,912,032	29,847,185
Total Assets	873,706,956	850,865,728	119,841,931
LIABILITIES
Other current liabilities	10,969,245	10,269,915	1,446,487
Amounts due to related parties — non-current	13,035,698	13,256,746	1,867,174
Total Liabilities	24,004,943	23,526,661	3,313,661
Ordinary Shares (USD0.0005 par value; 1,000,000,000 and 1,000,000,000 shares authorized, 191,052,818 and 191,052,818 shares issued and outstanding, as of December 31, 2022 and 2023, respectively)	597,739	597,739	84,190
Additional paid-in capital	1,093,762,610	1,093,762,610	154,053,242
Accumulated deficit	(296,885,493)	(320,552,501)	(45,148,875)
Accumulated other comprehensive income	52,227,157	53,531,219	7,539,713
Total shareholders’ equity	849,702,013	827,339,067	116,528,270
TOTAL LIABILITIES AND SHAREHOLERS’ EQUITY	873,706,956	850,865,728	119,841,931

Additional Information —Financial Statement Schedule I

Jupai Holdings Limited

Financial Information of Parent Company

Condensed Statements of Operations and Comprehensive Income

(In RMB)

	Years Ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	USD
Revenues	—	—	—	—
Cost of revenues	(261,642)	—	—	—
Selling expenses	(166,959)	—	—	—
General and administrative expenses	(8,232,681)	(4,466,272)	(4,478,627)	(630,801)
Other income (loss)	1,286,845	—	—	—
Loss before taxes and loss from equity in subsidiaries and VIEs	(7,374,437)	(9,552,549)	(4,478,627)	(630,801)
Income (loss) from equity in subsidiaries and VIEs	(260,487,285)	24,377,678	(19,188,381)	(2,702,627)
Net income (loss)	(267,861,722)	19,911,406	(23,667,008)	(3,333,428)
Other comprehensive income (loss)	(4,761,513)	19,059,483	1,304,062	183,673
Comprehensive income (loss) attributable to ordinary shareholders	(272,623,235)	38,970,889	(22,362,946)	(3,149,755)

Additional Information —Financial Statement Schedule I

Jupai Holdings Limited

Financial Information of Parent Company

Condensed Statements of Cash Flows

(In RMB)

	Years ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	USD
Cash flows from operating activities:
Net income (loss)	(267,861,722)	19,911,406	(23,667,008)	(3,333,428)
Adjustment to reconcile net income to net cash provided by operating activities:
Share-based compensation	644,654	—	—	—
Income from equity in subsidiaries and VIEs	260,487,285	(24,377,678)	19,188,381	2,702,627
Changes in operating assets and liabilities:
Other current assets	353,726	444,811	(349,119)	(49,172)
Other current liabilities	9,212,858	(294,130)	(699,330)	(98,499)
Net cash provided by (used in) operating activities	2,836,801	(4,315,591)	(5,527,076)	(778,472)

Cash flows from investing activities:
Collection of loan to subsidiaries	79,696	—
Loan to subsidiaries			(8,327,112)	(1,172,849)
Proceeds from disposal of Non Linear	—	3,485,129	—	—
Net cash provided by (used in) investing activities	79,696	3,485,129	(8,327,112)	(1,172,849)

Cash flows from financing activities:
Repurchase of shares	(4,462,990)	(3,174,100)	—	—
Net cash provided by (used in) financing activities	(4,462,990)	(3,174,100)	—	—
Effect of exchange rate changes	(371,727)	170,292	24,200	3,408
Net decrease in cash and cash equivalents	(1,918,220)	(3,834,270)	(13,829,988)	(1,947,913)
Cash and cash equivalents — beginning of year	19,582,251	17,664,031	13,829,761	1,947,881
Cash and cash equivalents — end of year	17,664,031	13,829,761	(227)	(32)

Additional Information —Financial Statement Schedule I

Jupai Holdings Limited

Notes to Schedule I

1.
Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, cash flows and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries, VIEs and VIEs’ subsidiaries. For the parent company, the Company records its investments in subsidiaries, VIEs and VIEs’ subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheets as “Investment in subsidiaries and VIEs” and the subsidiaries and VIEs’ profit as “Income from equity in subsidiaries and VIEs” on the Condensed Statements of Operations and Comprehensive Income.
2.
Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The footnote disclosure certain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying Consolidated Financial Statements.
3.
As of December 31, 2023, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company.
4.
Translations of amounts from RMB into USD are solely for the convenience of the readers and were calculated at the rate of USD1.00 for RMB7.0999 on December 31, 2023, representing the certificated exchange rate published by the Federal Reserve Board.